Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
11.	GOODWILL AND INTANGIBLE ASSETS
Goodwill
The Group had three
reporting units, consisting of Baidu General Business excluding SLG, SLG and iQIYI as of December 31, 2024 and
2025
.
The changes in the carrying amount of goodwill for each reporting unit from 2023 to 2025 was as follows:

	Baidu General Business excluding SLG	SLG	iQIYI	Total
	RMB	RMB	RMB	RMB
	(In millions)
Balance at December 31, 2023 and 2024	16,988	1,777	3,821	22,586

Goodwill acquired (Note 3)	14,197	—	—	14,197

Balance at December 31, 2025	31,185	1,777	3,821	36,783

Balance at December 31, 2025, in US$	4,460	254	546	5,260

Intangible Assets

	As of December 31, 2024
	Gross carrying value	Accumulated amortization and impairment	Net carrying value
	RMB	RMB	RMB
	(In millions)
Trademarks	966	(683)	283
Technology	1,062	(990)	72
Intellectual property right	1,572	(1,294)	278
Others	489	(350)	139

	4,089	(3,317)	772

	As of December 31, 2025
	Gross carrying value	Accumulated amortization and impairment	Net carrying value
	RMB	RMB	RMB	US$
	(In millions)
Trademarks	1,391	(902)	489	70
Technology and software	4,574	(1,770)	2,804	400
Intellectual property right	1,434	(1,281)	153	22
Others	646	(201)	445	64

	8,045	(4,154)	3,891	556

Amortization expense of intangible assets were RMB403 million, RMB295 million and RMB519 million (US$74 million), for the years ended December 31, 2023, 2024 and 2025, respectively.
Estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years is as follow:

	RMB	US$

	(In millions)
For the years ending December 31,
2026	1,710	245
2027	1,499	214
2028	243	35
2029	206	29
2030	150	21